Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.4%
AGL Energy Ltd.	964	$10,704
Alumina Ltd.	5,566	6,322
AMP Ltd.(a)	7,684	7,194
APA Group	1,804	12,897
Aristocrat Leisure Ltd.	586	9,779
ASX Ltd.	320	17,085
Aurizon Holdings Ltd.	3,302	10,139
AusNet Services	7,774	9,543
Australia & New Zealand Banking Group Ltd.	546	6,041
Bendigo & Adelaide Bank Ltd.	1,300	5,566
BHP Group Ltd.	382	8,091
BHP Group PLC	258	4,348
BlueScope Steel Ltd.	1,134	7,610
Boral Ltd.	3,192	6,311
Brambles Ltd.	1,376	9,982
Caltex Australia Ltd.	502	8,190
Challenger Ltd.	1,990	6,462
CIMIC Group Ltd.	468	7,550
Coca-Cola Amatil Ltd.	1,526	8,672
Cochlear Ltd.	92	11,113
Coles Group Ltd.	666	6,763
Commonwealth Bank of Australia	284	11,656
Computershare Ltd.	988	7,879
Crown Resorts Ltd.	942	6,099
CSL Ltd.	56	11,345
Dexus	1,304	7,820
Flight Centre Travel Group Ltd.	374	2,691
Fortescue Metals Group Ltd.	1,904	14,909
Goodman Group	1,448	12,466
GPT Group (The)	812	2,249
Harvey Norman Holdings Ltd.	3,490	6,352
Incitec Pivot Ltd.	4,068	6,365
Insurance Australia Group Ltd.	3,034	11,481
James Hardie Industries PLC	612	8,983
Lendlease Group	956	7,736
Macquarie Group Ltd.	174	11,695
Magellan Financial Group Ltd.	292	9,754
Medibank Pvt Ltd.	4,200	7,424
Mirvac Group	6,464	9,480
National Australia Bank Ltd.	580	6,440
Newcrest Mining Ltd.(b)	618	11,143
Oil Search Ltd.	1,966	3,926
Orica Ltd.	530	6,218
Origin Energy Ltd.	1,500	5,460
Qantas Airways Ltd.	1,454	3,674
QBE Insurance Group Ltd.	1,256	6,949
Ramsay Health Care Ltd.	276	11,313
REA Group Ltd.	210	12,241
Rio Tinto Ltd.	122	6,990
Santos Ltd.	2,588	8,370
Scentre Group	2,000	3,051
Seek Ltd.	702	8,002
Sonic Healthcare Ltd.	862	15,345
South32 Ltd.	5,596	7,272
Stockland	4,296	8,100
Suncorp Group Ltd.	1,510	9,085
Sydney Airport	698	2,879
Tabcorp Holdings Ltd.	3,572	7,530

Security	Shares	Value

Australia (continued)
Telstra Corp. Ltd.	5,466	$10,915
TPG Telecom Ltd.	2,272	10,948
Transurban Group	734	6,632
Treasury Wine Estates Ltd.	772	5,130
Vicinity Centres	1,690	1,649
Washington H Soul Pattinson & Co. Ltd.	736	8,934
Wesfarmers Ltd.	566	13,966
Westpac Banking Corp.	506	5,393
WiseTech Global Ltd.	542	6,597
Woodside Petroleum Ltd.	398	5,850
Woolworths Group Ltd.	658	15,401
Worley Ltd.	1,226	7,224

		579,373

Austria — 0.5%
ANDRITZ AG	240	7,886
Erste Group Bank AG	252	5,472
OMV AG	162	5,305
Raiffeisen Bank International AG	392	6,754
Verbund AG	174	7,883
voestalpine AG	390	8,071

		41,371

Belgium — 1.2%
Ageas	286	10,290
Anheuser-Busch InBev SA/NV	200	9,174
Colruyt SA	194	11,606
Galapagos NV(a)	50	11,035
Groupe Bruxelles Lambert SA	148	11,814
KBC Group NV	138	7,449
Proximus SADP	392	8,360
Solvay SA	66	5,150
Telenet Group Holding NV	252	10,511
UCB SA	106	9,699
Umicore SA	248	10,705

		105,793

Canada — 8.7%
Agnico Eagle Mines Ltd.	98	5,738
Air Canada(a)	318	4,634
Algonquin Power & Utilities Corp.	404	5,614
Alimentation Couche-Tard Inc., Class B	532	14,877
AltaGas Ltd.	890	10,662
Atco Ltd., Class I, NVS	150	4,222
Aurora Cannabis Inc.(a)(c)	3,598	2,642
Bank of Montreal	128	6,522
Bank of Nova Scotia (The)	172	6,910
Barrick Gold Corp.	812	20,947
Bausch Health Companies Inc.(a)	436	7,895
BCE Inc.	142	5,755
BlackBerry Ltd.(a)	2,176	9,306
Bombardier Inc., Class B(a)(c)	8,014	2,827
Brookfield Asset Management Inc., Class A	354	11,989
CAE Inc.	492	8,147
Cameco Corp.	1,146	11,419
Canadian Apartment Properties REIT	34	1,173
Canadian Imperial Bank of Commerce	232	13,777
Canadian National Railway Co.	178	14,752
Canadian Natural Resources Ltd.	286	4,800
Canadian Pacific Railway Ltd.	56	12,755
Canadian Tire Corp. Ltd., Class A, NVS	112	7,876
Canadian Utilities Ltd., Class A, NVS	74	1,809

1

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Canopy Growth Corp.(a)(c)	756	$12,083
CCL Industries Inc., Class B, NVS	192	6,015
Cenovus Energy Inc.	1,472	5,352
CGI Inc.(a)	250	15,978
CI Financial Corp.	1,029	10,957
Constellation Software Inc.	14	13,492
Cronos Group Inc.(a)(c)	1,742	10,335
Dollarama Inc.	324	10,185
Emera Inc.	254	10,133
Empire Co. Ltd., Class A, NVS	376	8,319
Enbridge Inc.	390	11,976
Fairfax Financial Holdings Ltd.	18	4,891
First Capital Real Estate Investment Trust	96	992
First Quantum Minerals Ltd.	1,478	9,045
Fortis Inc.	310	12,039
Franco-Nevada Corp.	142	18,828
George Weston Ltd.	56	3,981
Gildan Activewear Inc.	382	5,341
Great-West Lifeco Inc.	114	1,881
H&R Real Estate Investment Trust	236	1,675
Husky Energy Inc.	1,652	5,317
Hydro One Ltd.(d)	474	8,614
iA Financial Corp. Inc.	294	9,565
IGM Financial Inc.	486	10,315
Imperial Oil Ltd.	402	6,509
Intact Financial Corp.	166	15,832
Inter Pipeline Ltd.	574	4,810
Keyera Corp.	534	7,939
Kinross Gold Corp.(a)	3,194	21,133
Kirkland Lake Gold Ltd.	148	6,131
Loblaw Companies Ltd.	46	2,269
Lundin Mining Corp.	2,534	12,442
Magna International Inc.	202	7,888
Manulife Financial Corp.	578	7,295
Methanex Corp.	314	5,003
Metro Inc.	220	9,071
National Bank of Canada	380	15,359
Nutrien Ltd.	170	6,084
Onex Corp.	214	9,885
Open Text Corp.	340	12,876
Ovintiv Inc.(c)	575	3,602
Parkland Fuel Corp.	162	3,841
Pembina Pipeline Corp.	464	10,663
Power Corp. of Canada	728	11,667
PrairieSky Royalty Ltd.	1,228	9,000
Quebecor Inc., Class B	162	3,535
Restaurant Brands International Inc.	172	8,408
RioCan REIT	544	6,227
Rogers Communications Inc., Class B, NVS	374	15,698
Royal Bank of Canada	218	13,440
Saputo Inc.	242	6,098
Shaw Communications Inc., Class B, NVS	194	3,172
Shopify Inc., Class A(a)	32	20,338
SmartCentres Real Estate Investment Trust	186	2,855
Stars Group Inc. (The)(a)	532	14,873
Sun Life Financial Inc.	356	12,229
Suncor Energy Inc.	350	6,254
TC Energy Corp.	290	13,375
Teck Resources Ltd., Class B	712	6,290
TELUS Corp.	680	11,138

Security	Shares	Value

Canada (continued)
Thomson Reuters Corp.	172	$12,144
Toronto-Dominion Bank (The)	342	14,321
West Fraser Timber Co. Ltd.	256	7,140
Wheaton Precious Metals Corp.	352	13,404
WSP Global Inc.	46	3,094

		787,689

Denmark — 1.9%
AP Moller — Maersk A/S, Class B, NVS	8	7,952
Carlsberg A/S, Class B	70	8,825
Chr Hansen Holding A/S	130	11,201
Coloplast A/S, Class B	118	18,660
Danske Bank A/S(a)	888	10,535
Demant A/S(a)	372	8,889
DSV Panalpina A/S	104	10,729
Genmab A/S(a)	52	12,503
H Lundbeck A/S	306	11,147
ISS A/S(a)	490	7,310
Novo Nordisk A/S, Class B	152	9,693
Novozymes A/S, Class B	202	9,894
Orsted A/S(d)	160	16,172
Pandora A/S	296	10,513
Tryg A/S	408	10,801
Vestas Wind Systems A/S	62	5,336

		170,160

Finland — 1.4%
Elisa OYJ	306	18,581
Fortum OYJ	392	6,505
Kone OYJ, Class B	224	13,573
Metso OYJ	272	7,546
Neste OYJ	312	11,048
Nokia OYJ	3,220	11,723
Nokian Renkaat OYJ	332	7,104
Nordea Bank Abp	1,183	7,660
Orion OYJ, Class B	272	13,818
Sampo OYJ, Class A	96	3,180
Stora Enso OYJ, Class R	662	7,831
UPM-Kymmene OYJ	262	7,249
Wartsila OYJ Abp	1,168	8,576

		124,394

France — 7.1%
Accor SA	206	5,713
Aeroports de Paris	80	7,834
Air Liquide SA	120	15,260
Airbus SE(a)	78	4,945
Alstom SA	290	11,867
Amundi SA(d)	126	8,363
Arkema SA	64	5,307
Atos SE	114	8,124
AXA SA	312	5,535
BioMerieux	132	16,381
BNP Paribas SA	34	1,068
Bollore SA	2,122	5,629
Bouygues SA	264	8,128
Bureau Veritas SA	64	1,328
Capgemini SE	108	10,142
Carrefour SA	538	7,952
Casino Guichard Perrachon SA(c)	246	9,223
Cie. de Saint-Gobain	180	4,773
Cie. Generale des Etablissements Michelin SCA	90	8,783

2

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
CNP Assurances(a)	450	$4,645
Covivio	158	9,890
Credit Agricole SA	456	3,637
Danone SA	206	14,273
Dassault Aviation SA	6	4,896
Dassault Systemes SE	62	9,069
Edenred	232	9,344
Eiffage SA	114	9,327
Electricite de France SA	1,012	8,063
Engie SA	572	6,205
EssilorLuxottica SA	78	9,624
Eurazeo SE	196	9,373
Eurofins Scientific SE	18	9,956
Eutelsat Communications SA	592	6,640
Faurecia SE	252	9,125
Gecina SA	48	6,262
Getlink SE	760	9,681
Hermes International	26	19,017
ICADE	180	13,830
Iliad SA	84	12,513
Ingenico Group SA	112	14,071
Ipsen SA	96	7,124
JCDecaux SA	300	6,217
Kering SA	22	11,089
Klepierre SA	284	5,741
Legrand SA	202	13,611
L’Oreal SA	34	9,880
Natixis SA	2,034	4,814
Orange SA	424	5,171
Pernod Ricard SA	74	11,274
Peugeot SA	392	5,614
Publicis Groupe SA	240	7,132
Remy Cointreau SA	32	3,568
Renault SA	216	4,284
Safran SA	94	8,671
Sanofi	80	7,815
Sartorius Stedim Biotech	42	10,075
Schneider Electric SE	128	11,701
SCOR SE	268	7,544
SEB SA	78	9,381
SES SA	620	4,140
Societe Generale SA	278	4,342
Sodexo SA	108	8,576
STMicroelectronics NV	468	12,154
Suez	746	8,428
Teleperformance	68	15,231
Thales SA	122	9,239
TOTAL SA	146	5,253
Ubisoft Entertainment SA(a)	190	14,135
Unibail-Rodamco-Westfield	112	6,590
Valeo SA	322	7,466
Veolia Environnement SA	534	11,397
Vinci SA	162	13,255
Vivendi SA	388	8,374
Wendel SE	104	8,885
Worldline SA(a)(d)	176	11,948

		645,915

Germany — 5.2%
adidas AG	40	9,165
Allianz SE, Registered	68	12,578

Security	Shares	Value

Germany (continued)
Aroundtown SA	1,220	$6,561
BASF SE	100	5,113
Bayer AG, Registered	114	7,509
Bayerische Motoren Werke AG	110	6,512
Beiersdorf AG	122	12,772
Brenntag AG	228	10,286
Carl Zeiss Meditec AG, Bearer	104	10,246
Commerzbank AG	2,112	7,805
Continental AG	60	5,073
Covestro AG(d)	216	7,258
Daimler AG, Registered(c)	114	3,938
Delivery Hero SE(a)(d)	234	19,735
Deutsche Bank AG, Registered	1,310	9,725
Deutsche Boerse AG	90	13,973
Deutsche Lufthansa AG, Registered(a)(c)	508	4,539
Deutsche Post AG, Registered	306	9,100
Deutsche Telekom AG, Registered	554	8,086
Deutsche Wohnen SE	304	12,320
E.ON SE	738	7,393
Evonik Industries AG	316	7,774
Fraport AG Frankfurt Airport Services Worldwide	176	7,719
Fresenius Medical Care AG & Co. KGaA	154	12,087
Fresenius SE & Co. KGaA	160	6,945
GEA Group AG	332	7,629
Hannover Rueck SE	106	16,893
HeidelbergCement AG	106	5,037
HOCHTIEF AG	74	5,815
Infineon Technologies AG	590	10,954
KION Group AG	174	8,635
Knorr-Bremse AG	64	5,949
LANXESS AG	192	9,455
Merck KGaA	38	4,416
METRO AG	626	5,436
MTU Aero Engines AG	56	7,624
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	68	14,956
Puma SE	140	8,799
QIAGEN NV(a)	290	12,070
RWE AG	296	8,507
SAP SE	78	9,307
Siemens AG, Registered	78	7,235
Siemens Healthineers AG(d)	210	9,247
Symrise AG	182	18,403
Telefonica Deutschland Holding AG	2,798	7,953
thyssenkrupp AG(a)	698	4,648
TUI AG(c)	956	3,817
Uniper SE	350	9,392
United Internet AG, Registered(e)	326	11,230
Vonovia SE	258	12,731
Wirecard AG(c)	76	7,525
Zalando SE(a)(d)	294	14,327

		472,202

Hong Kong — 4.6%
AIA Group Ltd.	1,200	10,872
ASM Pacific Technology Ltd.	1,000	9,923
Bank of East Asia Ltd. (The)	6,400	13,249
BeiGene Ltd., ADR(a)	54	8,253
BOC Hong Kong Holdings Ltd.	3,000	9,010
Budweiser Brewing Co. APAC Ltd.(a)(d)	2,600	6,925
CK Asset Holdings Ltd.	2,000	12,340

3

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
CK Hutchison Holdings Ltd.	1,000	$7,228
CK Infrastructure Holdings Ltd.	1,000	5,818
CLP Holdings Ltd.	1,000	10,426
Dairy Farm International Holdings Ltd.	2,000	9,580
Galaxy Entertainment Group Ltd.	2,000	12,706
Hang Lung Properties Ltd.	4,000	8,371
Hang Seng Bank Ltd.	600	10,313
Henderson Land Development Co. Ltd.	2,464	9,836
HK Electric Investments & HK Electric Investments Ltd.	15,000	15,111
HKT Trust & HKT Ltd.	12,000	18,828
Hong Kong & China Gas Co. Ltd.	4,415	7,705
Hong Kong Exchanges & Clearing Ltd.	300	9,520
Hongkong Land Holdings Ltd.	2,200	9,262
Jardine Matheson Holdings Ltd.	200	8,792
Jardine Strategic Holdings Ltd.	200	4,310
Kerry Properties Ltd.	3,000	8,047
Link REIT	1,000	8,764
Melco Resorts & Entertainment Ltd., ADR	666	10,536
MTR Corp. Ltd.	1,000	5,421
New World Development Co. Ltd.	10,000	11,522
NWS Holdings Ltd.	8,000	8,140
PCCW Ltd.	4,000	2,393
Power Assets Holdings Ltd.	1,000	6,529
Sands China Ltd.	1,600	6,427
Sino Land Co. Ltd.	8,000	10,920
SJM Holdings Ltd.	12,000	11,605
Sun Hung Kai Properties Ltd.	1,000	13,398
Swire Pacific Ltd., Class A	1,000	6,409
Swire Properties Ltd.	4,400	12,051
Techtronic Industries Co. Ltd.	2,000	14,872
Vitasoy International Holdings Ltd.	4,000	14,053
WH Group Ltd.(d)	10,000	9,419
Wharf Real Estate Investment Co. Ltd.	2,000	8,248
Wheelock & Co. Ltd.	2,000	14,292
Wynn Macau Ltd.	4,800	8,220
Yue Yuen Industrial Holdings Ltd.	4,000	6,276

		415,920

Ireland — 0.7%
AIB Group PLC(a)	3,636	4,978
Bank of Ireland Group PLC	2,640	5,329
CRH PLC	304	9,174
Flutter Entertainment PLC(a)	105	12,846
Kerry Group PLC, Class A	130	14,908
Kingspan Group PLC	72	3,667
Smurfit Kappa Group PLC	296	9,279

		60,181

Israel — 1.3%
Azrieli Group Ltd.	132	7,876
Bank Hapoalim BM	2,094	13,562
Bank Leumi Le-Israel BM	2,442	13,290
Check Point Software Technologies Ltd.(a)	98	10,363
CyberArk Software Ltd.(a)	86	8,493
Elbit Systems Ltd.	70	9,570
ICL Ltd.	2,056	7,209
Isracard Ltd.	1	1
Israel Discount Bank Ltd., Class A	290	950
Mizrahi Tefahot Bank Ltd.	602	12,443
Nice Ltd.(a)	70	11,703
Teva Pharmaceutical Industries Ltd., ADR(a)	1,154	12,394

Security	Shares	Value

Israel (continued)
Wix.com Ltd.(a)	70	$9,157

		117,011

Italy — 1.8%
Assicurazioni Generali SpA	534	7,612
Atlantia SpA	502	8,168
CNH Industrial NV(a)	1,012	6,332
Davide Campari-Milano SpA	1,216	9,417
Enel SpA	1,514	10,341
Eni SpA	572	5,459
Ferrari NV	32	5,026
FinecoBank Banca Fineco SpA	778	8,641
Intesa Sanpaolo SpA	6,296	9,813
Leonardo SpA	703	4,846
Mediobanca Banca di Credito Finanziario SpA	1,042	6,035
Moncler SpA	118	4,433
Pirelli & C SpA(d)	1,520	5,917
Poste Italiane SpA(d)	726	6,164
Prysmian SpA	608	11,434
Recordati SpA	314	13,644
Snam SpA	2,300	10,299
Telecom Italia SpA/Milano(a)	12,950	5,129
Tenaris SA	970	6,793
Terna Rete Elettrica Nazionale SpA	1,680	10,525
UniCredit SpA(a)	1,162	8,946

		164,974

Japan — 33.6%
ABC-Mart Inc.	200	10,305
Acom Co. Ltd.	3,200	13,107
Advantest Corp.	200	9,856
Aeon Co. Ltd.	600	12,184
AEON Financial Service Co. Ltd.	800	8,454
Aeon Mall Co. Ltd.	800	10,219
AGC Inc.	200	5,048
Air Water Inc.	400	5,446
Aisin Seiki Co. Ltd.	400	11,652
Ajinomoto Co. Inc.	600	10,750
Alfresa Holdings Corp.	400	8,072
Alps Alpine Co. Ltd.	600	6,301
Amada Co. Ltd.	1,200	11,031
ANA Holdings Inc.(a)	400	8,607
Aozora Bank Ltd.	400	7,231
Asahi Group Holdings Ltd.	200	6,995
Asahi Intecc Co. Ltd.	400	10,709
Asahi Kasei Corp.	1,000	7,154
Astellas Pharma Inc.	800	13,365
Bandai Namco Holdings Inc.	200	10,158
Bank of Kyoto Ltd. (The)	200	6,939
Benesse Holdings Inc.	600	17,225
Bridgestone Corp.	200	6,318
Brother Industries Ltd.	800	13,735
Calbee Inc.	200	6,107
Canon Inc.	600	12,818
Casio Computer Co. Ltd.	600	9,595
Chiba Bank Ltd. (The)	2,200	10,328
Chubu Electric Power Co. Inc.	1,000	13,639
Chugai Pharmaceutical Co. Ltd.	200	23,958
Chugoku Electric Power Co. Inc. (The)	1,000	13,522
Coca-Cola Bottlers Japan Holdings Inc.	400	7,275
Concordia Financial Group Ltd.	3,800	11,798

4

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Credit Saison Co. Ltd.	600	$6,929
CyberAgent Inc.	400	16,982
Dai Nippon Printing Co. Ltd.	200	4,283
Daicel Corp.	1,200	9,830
Daifuku Co. Ltd.	200	14,083
Dai-ichi Life Holdings Inc.	800	10,182
Daiichi Sankyo Co. Ltd.	200	13,807
Daiwa House Industry Co. Ltd.	400	10,315
Daiwa House REIT Investment Corp.	2	4,872
Daiwa Securities Group Inc.	1,600	6,709
Denso Corp.	200	7,130
Dentsu Group Inc.	200	4,261
East Japan Railway Co.	200	14,725
Eisai Co. Ltd.	200	14,083
Electric Power Development Co. Ltd.	400	8,080
FamilyMart Co. Ltd.	400	6,857
Fuji Electric Co. Ltd.	400	9,703
FUJIFILM Holdings Corp.	200	9,611
Fujitsu Ltd.	200	19,704
Fukuoka Financial Group Inc.	800	11,596
GMO Payment Gateway Inc.(c)	200	18,048
Hakuhodo DY Holdings Inc.	800	8,992
Hamamatsu Photonics KK	400	17,693
Hankyu Hanshin Holdings Inc.	200	6,920
Hino Motors Ltd.	1,200	7,249
Hisamitsu Pharmaceutical Co. Inc.	200	9,501
Hitachi Construction Machinery Co. Ltd.	400	9,524
Hitachi Ltd.	400	12,123
Hitachi Metals Ltd.	1,000	9,875
Honda Motor Co. Ltd.	400	9,765
Hoshizaki Corp.	200	15,411
Hoya Corp.	200	18,452
Hulic Co. Ltd.	800	8,020
Idemitsu Kosan Co. Ltd.	464	10,718
IHI Corp.	600	7,580
Iida Group Holdings Co. Ltd.	600	8,074
Inpex Corp.	1,000	6,463
Isetan Mitsukoshi Holdings Ltd.	1,400	8,615
Isuzu Motors Ltd.	1,200	9,257
ITOCHU Corp.	600	11,923
Itochu Techno-Solutions Corp.	400	12,344
J Front Retailing Co. Ltd.	800	6,651
Japan Airlines Co. Ltd.	400	7,257
Japan Airport Terminal Co. Ltd.	200	8,276
Japan Exchange Group Inc.	600	11,289
Japan Post Bank Co. Ltd.	600	5,605
Japan Post Holdings Co. Ltd.	600	4,852
Japan Post Insurance Co. Ltd.	400	5,170
Japan Prime Realty Investment Corp.	4	11,184
Japan Real Estate Investment Corp.	2	10,923
Japan Retail Fund Investment Corp.	8	8,858
Japan Tobacco Inc.	400	7,535
JFE Holdings Inc.	1,000	6,770
JGC Holdings Corp.	800	7,885
JSR Corp.	600	11,446
JTEKT Corp.	1,400	10,421
JXTG Holdings Inc.	2,050	7,337
Kajima Corp.	1,000	10,567
Kakaku.com Inc.	600	12,344
Kamigumi Co. Ltd.	600	10,678

Security	Shares	Value

Japan (continued)
Kansai Electric Power Co. Inc. (The)	1,000	$10,333
Kansai Paint Co. Ltd.	400	7,709
Kao Corp.	200	15,553
Kawasaki Heavy Industries Ltd.	600	9,224
KDDI Corp.	400	11,630
Keihan Holdings Co. Ltd.	200	9,062
Keikyu Corp.	400	6,628
Keio Corp.	200	11,409
Keisei Electric Railway Co. Ltd.	400	12,194
Kikkoman Corp.	200	9,314
Kintetsu Group Holdings Co. Ltd.	200	9,651
Kirin Holdings Co. Ltd.	600	11,662
Kobayashi Pharmaceutical Co. Ltd.	200	18,591
Koito Manufacturing Co. Ltd.	200	7,650
Komatsu Ltd.	400	7,715
Konami Holdings Corp.	200	6,368
Konica Minolta Inc.	1,600	6,299
Kubota Corp.	600	7,558
Kuraray Co. Ltd.	800	8,117
Kurita Water Industries Ltd.	600	17,001
Kyocera Corp.	200	10,808
Kyowa Kirin Co. Ltd.	600	14,128
Kyushu Electric Power Co. Inc.	1,800	14,358
Kyushu Railway Co.	200	5,429
Lawson Inc.	200	10,418
LINE Corp.(a)	200	9,856
Lion Corp.	400	8,420
LIXIL Group Corp.	600	7,339
M3 Inc.	400	14,551
Makita Corp.	200	6,583
Marubeni Corp.	1,600	7,840
Marui Group Co. Ltd.	600	9,943
Maruichi Steel Tube Ltd.	400	9,101
Mazda Motor Corp.	1,800	10,302
McDonald’s Holdings Co. Japan Ltd.	200	9,875
Mebuki Financial Group Inc.	6,670	14,159
Medipal Holdings Corp.	400	7,833
MEIJI Holdings Co. Ltd.	200	13,971
Mercari Inc.(a)	600	15,222
MINEBEA MITSUMI Inc.	600	9,954
MISUMI Group Inc.	600	14,510
Mitsubishi Chemical Holdings Corp.	1,200	6,928
Mitsubishi Corp.	400	8,603
Mitsubishi Electric Corp.	800	10,029
Mitsubishi Estate Co. Ltd.	600	9,889
Mitsubishi Gas Chemical Co. Inc.	1,200	14,914
Mitsubishi Heavy Industries Ltd.	200	5,169
Mitsubishi Materials Corp.	400	8,289
Mitsubishi Motors Corp.	3,000	8,557
Mitsubishi UFJ Financial Group Inc.	1,200	4,874
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,600	7,765
Mitsui & Co. Ltd.	800	11,327
Mitsui Chemicals Inc.	400	7,952
Mitsui Fudosan Co. Ltd.	200	3,737
Mitsui OSK Lines Ltd.	600	10,621
Mizuho Financial Group Inc.	4,800	5,647
MonotaRO Co. Ltd.	400	12,980
MS&AD Insurance Group Holdings Inc.	400	11,678
Murata Manufacturing Co. Ltd.	200	11,257
Nabtesco Corp.	400	11,633

5

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nagoya Railroad Co. Ltd.	400	$11,577
NEC Corp.	300	11,685
Nexon Co. Ltd.	800	13,047
NGK Insulators Ltd.	800	10,653
NGK Spark Plug Co. Ltd.	600	9,101
NH Foods Ltd.	200	7,210
Nidec Corp.	200	11,757
Nikon Corp.	1,000	9,417
Nippon Building Fund Inc.	2	12,026
Nippon Express Co. Ltd.	200	9,894
Nippon Paint Holdings Co. Ltd.	200	11,615
Nippon Prologis REIT Inc.	6	16,586
Nippon Shinyaku Co. Ltd.	200	14,158
Nippon Steel Corp.	800	6,822
Nippon Telegraph & Telephone Corp.	400	9,138
Nippon Yusen KK	800	10,698
Nissan Chemical Corp.	200	7,743
Nissan Motor Co. Ltd.	800	2,767
Nisshin Seifun Group Inc.	800	12,583
Nissin Foods Holdings Co. Ltd.	200	16,533
Nitto Denko Corp.	200	10,118
Nomura Holdings Inc.	2,000	8,413
Nomura Real Estate Holdings Inc.	400	6,628
Nomura Real Estate Master Fund Inc.	8	9,247
Nomura Research Institute Ltd.	460	11,331
NSK Ltd.	1,600	11,192
NTT Data Corp.	1,000	10,333
NTT DOCOMO Inc.	400	11,775
Obayashi Corp.	1,200	10,683
Odakyu Electric Railway Co. Ltd.	600	13,315
Oji Holdings Corp.	2,000	10,287
Olympus Corp.	600	9,682
Omron Corp.	200	11,895
Ono Pharmaceutical Co. Ltd.	600	14,538
Oracle Corp. Japan	200	20,798
ORIX Corp.	400	4,822
Orix JREIT Inc.	2	2,426
Osaka Gas Co. Ltd.	800	14,955
Otsuka Corp.	200	9,062
Otsuka Holdings Co. Ltd.	200	7,958
Pan Pacific International Holdings Corp.	800	15,576
Panasonic Corp.	1,600	12,371
Park24 Co. Ltd.	400	6,464
PeptiDream Inc.(a)	200	7,575
Persol Holdings Co. Ltd.	600	7,075
Pigeon Corp.	200	7,173
Pola Orbis Holdings Inc.	400	7,174
Rakuten Inc.	1,200	10,279
Recruit Holdings Co. Ltd.	400	11,903
Renesas Electronics Corp.(a)	1,800	9,763
Resona Holdings Inc.	2,000	6,303
Ricoh Co. Ltd.	1,000	6,920
Rinnai Corp.	200	15,280
Rohm Co. Ltd.	200	12,830
Ryohin Keikaku Co. Ltd.	400	4,833
Sankyo Co. Ltd.	400	11,110
Santen Pharmaceutical Co. Ltd.	600	10,683
SBI Holdings Inc.	600	11,396
Secom Co. Ltd.	200	16,842
Sega Sammy Holdings Inc.	800	9,808

Security	Shares	Value

Japan (continued)
Seibu Holdings Inc.	600	$7,266
Seiko Epson Corp.	800	9,179
Sekisui Chemical Co. Ltd.	800	10,249
Sekisui House Ltd.	600	10,428
Seven & i Holdings Co. Ltd.	400	13,290
Seven Bank Ltd.	2,800	7,646
SG Holdings Co. Ltd.	400	11,192
Sharp Corp.	800	8,970
Shimadzu Corp.	400	10,043
Shimamura Co. Ltd.	200	12,718
Shimizu Corp.	1,400	10,945
Shin-Etsu Chemical Co. Ltd.	200	22,472
Shinsei Bank Ltd.(a)	800	9,763
Shionogi & Co. Ltd.	200	11,089
Shiseido Co. Ltd.	200	11,929
Shizuoka Bank Ltd. (The)	1,200	7,339
Showa Denko KK	400	8,884
Softbank Corp.	800	10,952
SoftBank Group Corp.	200	8,665
Sohgo Security Services Co. Ltd.	200	9,669
Sompo Holdings Inc.	200	6,546
Sony Corp.	200	12,965
Sony Financial Holdings Inc.	400	7,728
Square Enix Holdings Co. Ltd.	200	8,239
Stanley Electric Co. Ltd.	400	9,258
Subaru Corp.	400	8,136
SUMCO Corp.	800	11,596
Sumitomo Chemical Co. Ltd.	2,400	7,496
Sumitomo Corp.	600	6,893
Sumitomo Dainippon Pharma Co. Ltd.	600	8,405
Sumitomo Electric Industries Ltd.	600	6,248
Sumitomo Heavy Industries Ltd.	400	8,581
Sumitomo Metal Mining Co. Ltd.	400	10,169
Sumitomo Mitsui Financial Group Inc.	200	5,319
Sumitomo Mitsui Trust Holdings Inc.	200	5,912
Sumitomo Realty & Development Co. Ltd.	200	5,449
Sumitomo Rubber Industries Ltd.	1,200	11,817
Sundrug Co. Ltd.	400	13,821
Suntory Beverage & Food Ltd.	400	15,168
Suzuken Co. Ltd.	200	7,780
Suzuki Motor Corp.	200	6,488
Sysmex Corp.	200	13,915
T&D Holdings Inc.	1,200	10,537
Taiheiyo Cement Corp.	400	7,997
Taisei Corp.	200	6,331
Taisho Pharmaceutical Holdings Co. Ltd.	200	12,587
Taiyo Nippon Sanso Corp.	400	6,292
Takeda Pharmaceutical Co. Ltd.	251	9,114
TDK Corp.	200	17,543
Teijin Ltd.	600	9,679
Terumo Corp.	400	13,361
THK Co. Ltd.	400	9,752
Tobu Railway Co. Ltd.	200	6,855
Toho Co. Ltd.	400	13,242
Toho Gas Co. Ltd.	400	19,676
Tohoku Electric Power Co. Inc.	800	7,578
Tokio Marine Holdings Inc.	200	9,512
Tokyo Century Corp.	200	6,892
Tokyo Electric Power Co. Holdings Inc.(a)	2,000	6,789
Tokyo Gas Co. Ltd.	400	8,820

6

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokyu Corp.	600	$9,112
Tokyu Fudosan Holdings Corp.	2,000	10,006
Toppan Printing Co. Ltd.	400	6,030
Toray Industries Inc.	1,600	7,468
Toshiba Corp.	200	5,025
Tosoh Corp.	800	9,942
TOTO Ltd.	400	14,177
Toyo Seikan Group Holdings Ltd.	800	8,237
Toyo Suisan Kaisha Ltd.	400	19,301
Toyoda Gosei Co. Ltd.	600	11,300
Toyota Industries Corp.	200	10,156
Toyota Tsusho Corp.	400	9,681
Trend Micro Inc.	200	10,231
Unicharm Corp.	400	14,775
United Urban Investment Corp.	8	8,140
USS Co. Ltd.	600	9,595
Welcia Holdings Co. Ltd.	200	14,514
West Japan Railway Co.	200	12,469
Yakult Honsha Co. Ltd.	200	11,727
Yamada Denki Co. Ltd.	1,800	8,618
Yamaha Corp.	200	8,192
Yamaha Motor Co. Ltd.	600	7,872
Yamato Holdings Co. Ltd.	400	7,062
Yamazaki Baking Co. Ltd.	600	10,655
Yaskawa Electric Corp.(c)	400	13,335
Yokogawa Electric Corp.	600	8,304
Yokohama Rubber Co. Ltd. (The)	400	5,203
Z Holdings Corp.	1,400	5,486
ZOZO Inc.	600	9,763

		3,040,731

Netherlands — 2.3%
ABN AMRO Bank NV, CVA(d)	630	4,830
Adyen NV(a)(d)	14	13,819
Aegon NV	2,184	5,621
AerCap Holdings NV(a)	166	4,668
Akzo Nobel NV	10	758
Altice Europe NV(a)	1,840	7,326
ArcelorMittal SA	686	7,515
ASML Holding NV	52	15,415
EXOR NV	108	5,902
Heineken Holding NV	174	13,550
Heineken NV	122	10,372
ING Groep NV	706	3,873
Just Eat Takeaway.com NV(a)(d)	100	10,188
Koninklijke Ahold Delhaize NV	576	13,981
Koninklijke DSM NV	108	13,219
Koninklijke KPN NV	3,140	7,264
Koninklijke Philips NV	324	14,094
Koninklijke Vopak NV	158	9,106
NN Group NV	206	5,959
NXP Semiconductors NV	96	9,559
Prosus NV(a)	90	6,820
Randstad NV	136	5,456
Unilever NV	226	11,283
Wolters Kluwer NV	156	11,469

		212,047

New Zealand — 1.0%
a2 Milk Co. Ltd.(a)	1,266	15,332
Auckland International Airport Ltd.	938	3,524

Security	Shares	Value

New Zealand (continued)
Fisher & Paykel Healthcare Corp. Ltd.	958	$16,189
Fletcher Building Ltd.	3,094	7,063
Mercury NZ Ltd.	2,428	6,838
Meridian Energy Ltd.	4,716	13,064
Ryman Healthcare Ltd.	1,782	13,314
Spark New Zealand Ltd.	5,218	14,293

		89,617

Norway — 0.9%
Aker BP ASA	374	6,225
DNB ASA	638	7,754
Equinor ASA	438	6,148
Gjensidige Forsikring ASA	678	12,008
Mowi ASA	494	8,484
Norsk Hydro ASA	3,000	7,682
Orkla ASA	858	7,786
Schibsted ASA, Class B	356	6,936
Telenor ASA	560	8,617
Yara International ASA	252	8,613

		80,253

Portugal — 0.3%
EDP — Energias de Portugal SA	2,470	10,416
Galp Energia SGPS SA	608	7,002
Jeronimo Martins SGPS SA	654	11,042

		28,460

Singapore — 2.4%
Ascendas REIT	800	1,688
CapitaLand Commercial Trust	8,627	9,867
CapitaLand Ltd.	6,600	14,112
CapitaLand Mall Trust	6,000	8,056
City Developments Ltd.	1,800	10,178
ComfortDelGro Corp. Ltd.	7,600	8,908
DBS Group Holdings Ltd.	600	8,508
Genting Singapore Ltd.	14,400	8,030
Jardine Cycle & Carriage Ltd.	411	5,871
Keppel Corp. Ltd.	2,000	8,496
Mapletree Commercial Trust	1,200	1,671
Oversea-Chinese Banking Corp. Ltd.	1,800	11,559
SATS Ltd.	2,600	6,058
Sembcorp Industries Ltd.	10,800	12,429
Singapore Airlines Ltd.	2,200	9,549
Singapore Exchange Ltd.	1,200	8,226
Singapore Press Holdings Ltd.(c)	6,800	7,343
Singapore Technologies Engineering Ltd.	3,000	7,310
Singapore Telecommunications Ltd.	1,000	2,010
Suntec REIT	5,800	5,768
United Overseas Bank Ltd.	700	10,114
UOL Group Ltd.	3,200	15,526
Venture Corp. Ltd.	1,000	11,260
Wilmar International Ltd.	5,400	13,695
Yangzijiang Shipbuilding Holdings Ltd.	16,600	11,615

		217,847

Spain — 1.9%
ACS Actividades de Construccion y Servicios SA	229	5,711
Aena SME SA(d)	66	8,350
Amadeus IT Group SA	190	9,140
Banco Bilbao Vizcaya Argentaria SA	1,730	5,660
Banco de Sabadell SA	10,959	4,539
Banco Santander SA	2,832	6,320
Bankia SA	7,728	7,862

7

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Bankinter SA	1,692	$6,976
CaixaBank SA	4,116	7,398
Cellnex Telecom SA(d)	114	5,969
Enagas SA	362	8,441
Endesa SA	44	976
Ferrovial SA	575	14,359
Grifols SA	382	12,996
Iberdrola SA	1,532	15,337
Industria de Diseno Textil SA	590	15,025
Mapfre SA	2,208	4,041
Naturgy Energy Group SA	510	8,999
Red Electrica Corp. SA	443	7,790
Repsol SA	443	4,034
Siemens Gamesa Renewable Energy SA	722	10,731
Telefonica SA	1,396	6,391

		177,045

Sweden — 3.0%
Alfa Laval AB(a)	572	10,746
Assa Abloy AB, Class B	574	10,346
Atlas Copco AB, Class B	202	6,314
Boliden AB	502	10,295
Electrolux AB, Series B	388	5,357
Epiroc AB, Class A	812	8,157
Essity AB, Class B(a)	34	1,105
Hennes & Mauritz AB, Class B	618	8,618
Hexagon AB, Class B	242	12,069
Husqvarna AB, Class B	1,544	9,352
ICA Gruppen AB	238	10,385
Industrivarden AB, Class C(a)	632	13,084
Investor AB, Class B	340	17,099
Kinnevik AB, Class B	302	6,246
L E Lundbergforetagen AB, Class B	364	15,362
Lundin Energy AB	350	9,091
Millicom International Cellular SA, SDR	372	9,788
Sandvik AB(a)	522	8,086
Securitas AB, Class B	666	7,872
Skandinaviska Enskilda Banken AB, Class A	1,104	9,081
Skanska AB, Class B(a)	504	9,657
SKF AB, Class B	436	6,944
Svenska Handelsbanken AB, Class A(a)	928	8,580
Swedbank AB, Class A	840	9,921
Swedish Match AB	268	16,617
Tele2 AB, Class B	972	12,599
Telefonaktiebolaget LM Ericsson, Class B	922	8,033
Telia Co. AB	1,230	4,250
Volvo AB, Class B	554	7,155

		272,209

Switzerland — 3.9%
ABB Ltd., Registered	644	12,227
Adecco Group AG, Registered	222	9,732
Alcon Inc.(a)	160	8,445
Baloise Holding AG, Registered	8	1,198
Barry Callebaut AG, Registered	6	11,762
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	2	15,593
Cie. Financiere Richemont SA, Registered	160	9,088
Clariant AG, Registered	670	12,402
Coca-Cola HBC AG	276	7,015
Credit Suisse Group AG, Registered	286	2,586

Security	Shares	Value

Switzerland (continued)
Dufry AG, Registered	80	$2,605
EMS-Chemie Holding AG, Registered	20	12,962
Geberit AG, Registered	26	11,667
Givaudan SA, Registered	6	20,098
Julius Baer Group Ltd.	278	10,899
Kuehne + Nagel International AG, Registered	6	858
LafargeHolcim Ltd., Registered	204	8,463
Lonza Group AG, Registered	36	15,718
Nestle SA, Registered	144	15,203
Novartis AG, Registered	50	4,262
Pargesa Holding SA, Bearer	146	10,385
Partners Group Holding AG	14	11,021
Roche Holding AG, NVS	8	2,781
SGS SA, Registered	6	13,583
Sika AG, Registered	88	14,561
Sonova Holding AG, Registered	50	9,030
Straumann Holding AG, Registered	14	10,624
Swatch Group AG (The), Bearer	26	5,203
Swatch Group AG (The), Registered	62	2,414
Swiss Life Holding AG, Registered	22	7,793
Swiss Prime Site AG, Registered	154	14,632
Swiss Re AG	74	5,341
Swisscom AG, Registered	18	9,359
Temenos AG, Registered	72	9,370
UBS Group AG, Registered	750	8,035
Vifor Pharma AG	80	12,023
Zurich Insurance Group AG	32	10,189

		349,127

United Kingdom — 8.7%
3i Group PLC	928	9,177
Admiral Group PLC	288	8,464
Anglo American PLC	600	10,710
Antofagasta PLC	986	10,111
Ashtead Group PLC	280	7,682
Associated British Foods PLC	310	7,400
AstraZeneca PLC	140	14,696
Auto Trader Group PLC(d)	1,248	7,221
AVEVA Group PLC	104	4,683
Aviva PLC	1,676	5,112
BAE Systems PLC	1,706	10,940
Barclays PLC	2,720	3,633
Barratt Developments PLC	1,076	7,044
Berkeley Group Holdings PLC	194	10,236
BP PLC	1,442	5,695
British American Tobacco PLC	294	11,424
British Land Co. PLC (The)	1,616	8,247
BT Group PLC	4,124	6,037
Bunzl PLC	516	11,244
Burberry Group PLC	342	5,996
Carnival PLC	264	3,648
Centrica PLC	13,852	6,971
Coca-Cola European Partners PLC	166	6,580
Compass Group PLC	596	10,044
Croda International PLC	270	16,626
DCC PLC	172	12,275
Diageo PLC	306	10,614
Direct Line Insurance Group PLC	2,576	8,854
easyJet PLC	772	5,874
Evraz PLC	2,460	8,229
Experian PLC	528	15,824

8

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Ferguson PLC	166	$12,010
Fiat Chrysler Automobiles NV	730	6,409
G4S PLC	3,684	5,074
GlaxoSmithKline PLC	396	8,297
Glencore PLC	3,884	7,207
GVC Holdings PLC	1,166	11,089
Halma PLC	186	4,903
Hargreaves Lansdown PLC	458	8,322
HSBC Holdings PLC	1,456	7,530
Imperial Brands PLC	488	10,335
Informa PLC	1,456	8,066
InterContinental Hotels Group PLC	192	8,738
Intertek Group PLC	228	13,660
ITV PLC	7,332	7,075
J Sainsbury PLC	4,220	10,545
JD Sports Fashion PLC	874	5,836
Johnson Matthey PLC	188	4,725
Kingfisher PLC	4,264	8,460
Land Securities Group PLC	1,244	10,388
Legal & General Group PLC	3,356	8,661
Lloyds Banking Group PLC	12,224	4,971
London Stock Exchange Group PLC	130	12,226
M&G PLC	2,756	4,597
Marks & Spencer Group PLC	5,188	6,027
Meggitt PLC	1,176	4,143
Melrose Industries PLC	4,450	5,601
Micro Focus International PLC	838	5,092
Mondi PLC	440	7,825
National Grid PLC	424	4,994
Next PLC	92	5,484
NMC Health PLC(a)(b)	374	—
Ocado Group PLC(a)	678	13,722
Pearson PLC	1,302	7,551
Persimmon PLC	300	8,344
Prudential PLC	520	7,402
Reckitt Benckiser Group PLC	110	9,199
RELX PLC	714	16,179
Rentokil Initial PLC	534	3,195
Rio Tinto PLC	150	6,971
Rolls-Royce Holdings PLC	836	3,480
Royal Bank of Scotland Group PLC	3,184	4,440
Royal Dutch Shell PLC, Class A	254	4,245
Royal Dutch Shell PLC, Class B	284	4,608
RSA Insurance Group PLC	1,366	6,223
Sage Group PLC (The)	1,480	11,947
Schroders PLC	304	10,177
Segro PLC	1,882	19,694
Severn Trent PLC	374	11,275
Smith & Nephew PLC	590	11,595
Smiths Group PLC	640	10,014
Spirax-Sarco Engineering PLC	54	5,945
SSE PLC	884	13,938
St. James’s Place PLC	716	7,689
Standard Chartered PLC	1,278	6,569

Security	Shares	Value

United Kingdom (continued)
Standard Life Aberdeen PLC	3,380	$9,426
Taylor Wimpey PLC	3,952	7,330
Tesco PLC	2,166	6,423
Unilever PLC	166	8,589
United Utilities Group PLC	1,000	11,380
Vodafone Group PLC	6,116	8,651
Weir Group PLC (The)	772	9,295
Whitbread PLC	202	7,593
Wm Morrison Supermarkets PLC	3,846	8,878
WPP PLC	866	6,786

		788,334

Total Common Stocks — 98.8% (Cost: $11,246,093)		8,940,653

Preferred Stocks

Germany — 0.4%
Fuchs Petrolub SE, Preference Shares, NVS	296	11,496
Porsche Automobil Holding SE, Preference Shares, NVS	126	6,353
Sartorius AG, Preference Shares, NVS	54	15,189
Volkswagen AG, Preference Shares, NVS	44	6,179

		39,217

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	8,174	3,253

Total Preferred Stocks — 0.5% (Cost: $51,760)		42,470

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(f)(g)(h)	104,559	104,674

Total Short-Term Investments — 1.1% (Cost: $104,538)		104,674

Total Investments in Securities — 100.4% (Cost: $11,402,391)		9,087,797

Other Assets, Less Liabilities — (0.4)%		(38,677)

Net Assets — 100.0%		$9,049,120

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

9

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Size Factor ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	64,611	39,948	104,559	$104,674	$5,306	(b)	$(73)	$115
BlackRock Cash Funds: Treasury, SL Agency Shares	1,000	(1,000)	—	—	24		—	—

				$104,674	$5,330		$(73)	$115

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	2	06/19/20	$63	$5,233

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,543,434	$386,076	$11,143	$8,940,653
Preferred Stocks	42,470	—	—	42,470
Money Market Funds	104,674	—	—	104,674

	$8,690,578	$386,076	$11,143	$9,087,797

Derivative financial instruments(a)
Assets
Futures Contracts	$5,233	$—	$—	$5,233

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

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